UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2016

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 91.7%

CAYMAN ISLANDS — 7.6%
Battalion CLO V, Ser 2014-5A, Cl E
6.179%, 04/17/26 (B)(C)	$11,000,000	$6,380,000
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/26 (B)(D)	33,031,000	10,569,920
Battalion CLO X
0.000%, (D)	140,000	14,099,400
Benefit Street Partners CLO IV
0.000%, 07/20/26 (B)(D)	21,676,000	15,606,720
Benefit Street Partners CLO VIII
0.000%, (B)(D)	366,800	34,846,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
5.845%, 03/31/27 (B)(C)	2,000,000	1,933,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
7.595%, 03/31/27 (B)(C)	8,300,000	7,653,430
Freidbergmilstein Private Capital Fund
0.000%, 01/15/19 (B)(D)	1,000,000	4,000
Hildene CLO II, Ser 2014-2A, Cl E
5.788%, 07/19/26 (B)(C)	6,000,000	5,245,200
Peaks CLO, Ser 2014-1A, Cl D
5.180%, 06/15/26 (B)(C)	2,750,000	2,433,750
Venture XI CLO, Ser 2012-11A, Cl SUB
0.000%, 11/14/22 (B)(D)	12,500,000	5,375,000
Zais Investment Grade IX, Ser 9A, Cl B
1.584%, 04/27/52 (B)(C)	18,000,000	17,055,000

		121,201,420

IRELAND — 77.7%
ACIS CLO, Ser 2014-5A, Cl E1
7.277%, 11/01/26 (B)(C)	10,500,000	8,452,500
Arch Street CLO, Ser 2016-2A, Cl E
7.761%, 10/20/28 (B)(C)	17,000,000	15,215,000
Arrowpoint CLO, Ser 2014-2A, Cl F
6.345%, 03/12/26 (B)(C)	4,000,000	2,781,600
Arrowpoint CLO, Ser 2014-2A, Cl SUB
0.000%, 03/12/26 (B)(D)	11,000,000	6,050,000
B&M CLO, Ser 2014-1A, Cl C
4.429%, 04/16/26 (B)(C)	10,000,000	9,257,000
B&M CLO, Ser 2014-1A, Cl D
5.429%, 04/16/26 (B)(C)	8,750,000	6,828,500
B&M CLO, Ser 2014-1A, Cl E
6.429%, 04/16/26 (B)(C)	5,250,000	2,821,350
Battalion CLO, Ser 2014-7A, Cl D
5.979%, 10/17/26 (B)(C)	6,417,000	5,064,938
Battalion CLO III, Ser 2012-3A, Cl SUB
0.000%, 01/18/25 (B)(D)	39,200,000	21,873,600
Battalion CLO IV, Ser 2013-4A, Cl E
6.452%, 10/22/25 (B)(C)	882,000	581,679
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/25 (B)(D)	31,800,000	10,494,000
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 10/17/26 (B)(D)	11,375,000	6,483,750
Battalion CLO VIII, Ser 2015-8A, Cl D
6.129%, 04/18/27 (B)(C)	7,750,000	6,579,905
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/27 (B)(D)	25,125,000	20,853,750
Benefit Street Partners
0.000%, (D)	105,000	10,752,000
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
0.000%, 10/15/23 (B)(D)	8,650,000	5,449,500
Benefit Street Partners CLO, Ser 2015-IA, Cl DR
7.180%, 10/15/25 (B)(C)	9,444,000	9,325,100

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2016

Description	Par Value	Fair Value
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, (D)	$36,203,000	$30,338,114
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
0.000%, 07/18/27 (D)	36,750,000	31,623,375
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
0.000%, 07/15/24 (B)(D)	23,450,000	16,415,000
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/26 (B)(D)	25,949,000	16,088,380
Benefit Street Partners CLO IX
0.000%, 07/20/25 (B)(D)	206,400	19,608,000
Benefit Street Partners CLO V
0.000%, 10/20/26 (B)(D)	19,200,000	12,008,832
Benefit Street Partners CLO V, Ser 2014-VA, Cl E
5.846%, 10/20/26 (B)(C)	6,850,000	5,663,306
Brentwood CLO, Ser 2006-1A, Cl C
2.357%, 02/01/22 (B)(C)	8,500,000	7,756,250
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.946%, 04/20/22 (B)(C)	3,975,000	3,975,000
Carlyle Global Market Strategies, Ser 2014-3A, Cl SUB
0.000%, 07/27/26 (B)(D)	16,100,000	12,316,500
Carlyle Global Market Strategies CLO, Ser 2012-1A, Cl SUB
0.000%, 04/20/22 (B)(D)	1,400,000	617,260
Cathedral Lake CLO, Ser 2015-3A, Cl E
8.230%, 01/15/26 (B)(C)	8,250,000	8,250,000
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/26 (B)(D)	13,125,000	11,221,875
Cedar Funding V CLO, Ser 2016-5A, Cl SUB
0.000%, 07/17/28 (B)(D)	170,850	15,376,500
Cerberus Loan Funding XV, Ser 2016-1A, Cl A1T
2.966%, 09/07/26 (B)(C)	8,000,000	8,000,000
Cerberus Loan Funding XV, Ser 2016-1A, Cl E
8.016%, 09/07/26 (B)(C)	12,500,000	12,340,000
CIFC Funding, Ser 2012-2A
0.000%, (B)(D)	118,990	6,407,611
CVP Cascade CLO, Ser 2014-2A, Cl D
5.479%, 07/18/26 (B)(C)	5,539,000	4,191,915
CVP Cascade CLO, Ser 2014-2A, Cl E
6.479%, 07/18/26 (B)(C)	8,000,000	4,423,200
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl A1T
2.672%, 09/29/27 (B)(C)	2,000,000	2,001,600
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl D
8.052%, 09/29/27 (B)(C)	19,050,000	17,042,130
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl SUB
0.000%, 09/29/27 (B)(D)	34,362,000	30,822,714
Fifth Street Senior Loan Fund I, Ser 2015-1A, Cl E
7.896%, 01/20/27 (B)(C)	9,000,000	7,852,500
Figueroa CLO, Ser 2013-1
0.000%, 03/21/24 (D)	17,500,000	7,197,750
Figueroa CLO, Ser 2013-2
0.000%, 12/18/25 (B)(D)	13,070,000	7,520,478
Figueroa CLO, Ser 2013-2A, Cl D
5.857%, 12/18/25	4,000,000	3,250,000
Figueroa CLO, Ser 2014-1A
6.380%, 01/15/27	13,000,000	11,052,600
Fortress Credit Funding, Ser 2012-5A
5.668%, 08/15/22	10,000,000	9,654,000
Fortress Credit Funding, Ser 2012-5I, Cl E
7.067%, 08/15/22 (C)	19,800,000	19,730,700
Fortress Credit Funding, Ser 2012-6A
7.067%, 08/15/22	8,415,000	7,503,656
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl C
4.215%, 10/15/26 (B)(C)	2,000,000	1,941,800
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl F
7.415%, 10/15/26 (B)(C)	9,000,000	7,969,500

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2016

Description	Par Value	Fair Value
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
5.165%, 10/15/26 (B)(C)	$4,000,000	$3,759,600
Garrison Funding, Ser 2016-2A, Cl C
6.856%, 09/29/27	10,598,000	10,485,661
Garrison Funding 2016-2, Ser 2016-2A, Cl A1T
3.056%, 09/29/27 (B)(C)	18,252,000	18,252,000
Golub Capital Partners CLO, Ser 2015-23A, Cl E
6.528%, 05/05/27 (B)(C)	3,300,000	3,021,480
Grayson CLO, Ser 2006-1A, Cl B
1.457%, 11/01/21 (B)(C)	4,844,000	4,553,360
Grayson CLO, Ser 2006-1A, Cl C
2.307%, 11/01/21 (B)(C)	14,750,000	12,325,100
Great Lakes CLO, Ser 2012-1A, Cl E
6.180%, 01/15/23 (B)(C)	12,897,000	11,026,935
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/23 (B)(D)	21,336,000	14,764,512
Great Lakes CLO, Ser 2014-1A, Cl F
6.680%, 04/15/25 (B)(C)	7,750,000	4,921,250
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 04/15/25 (B)(D)	24,200,000	17,569,200
Great Lakes CLO, Ser 2015-1, Cl SUB
0.000%, 07/15/26 (B)(D)	22,855,000	17,644,060
Great Lakes CLO, Ser 2015-1A, Cl E
7.380%, 07/15/26 (B)(C)	15,750,000	13,230,000
Great Lakes CLO, Ser 2015-1A, Cl F
8.180%, 07/15/26 (B)(C)	7,175,000	4,699,625
Halcyon Loan Advisors Funding, Ser 2015-2A, Cl E
6.415%, 07/25/27 (B)(C)	7,500,000	5,943,750
Harbourview CLO VII, Ser 2014-7A, Cl E
5.931%, 11/18/26 (B)(C)	5,000,000	4,000,000
Hildene CLO II, Ser 2014-2A, Cl D
4.388%, 07/19/26 (B)(C)	8,120,000	7,760,284
ICE 3 Global Credit CLO, Ser 2013-1A, Cl B2
3.246%, 04/20/24 (B)(C)	10,000,000	9,200,000
ICE EM CLO, Ser 2007-1A, Cl A2
1.804%, 08/15/22 (B)(C)	3,183,730	3,164,628
ICE Global Credit CLO, Ser 2012-1A, Cl C
5.400%, 04/04/23 (B)(C)	6,000,000	5,687,400
ICE Global Credit CLO, Ser 2012-1A, Cl E
9.650%, 04/04/23 (B)(C)	13,500,000	9,450,000
ICE Global Credit CLO, Ser 2013-1A, Cl A1
2.446%, 04/20/24 (B)(C)	10,000,000	9,800,000
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	33,292,500
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	21,805,000
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	15,000,000	10,530,000
ICE Global Credit CLO, Ser 2013-1A, Cl INC
0.000%, 04/20/24 (B)(D)	12,500,000	4,375,000
Ivy Hill Middle Market Credit Fund VII, Ser 7A, Cl SUB
0.000%, 10/20/25 (B)(D)	24,552,000	20,009,880
Jamestown CLO, Ser 2015-7A, Cl D
6.215%, 07/25/27 (B)(C)	6,000,000	5,142,000
Jamestown CLO, Ser 2015-7A, Cl E
7.465%, 07/25/27 (B)(C)	6,000,000	4,659,000
JFIN CLO 2016, Ser 2016-1A, Cl D
5.280%, 07/27/28 (B)(C)	5,000,000	4,800,000
JFIN MM CLO, Ser 2014-1A, Cl C
3.356%, 04/20/25 (B)(C)	3,750,000	3,600,000
JFIN MM CLO, Ser 2014-1A, Cl D
4.046%, 04/20/25 (B)(C)	14,990,000	13,565,950
JFIN MM CLO, Ser 2014-1A, Cl E
7.196%, 04/10/25 (B)(C)	12,500,000	11,000,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2016

Description	Par Value	Fair Value
JFIN MM CLO, Ser 2015-2A, Cl E
7.679%, 10/19/26 (B)(C)	$15,000,000	$13,650,000
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.696%, 01/20/21 (B)(C)	4,000,000	4,000,000
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.561%, 02/20/22 (B)(C)	4,500,000	4,353,750
Kingsland, Ser 2013-6A, Cl E
5.743%, 10/28/24 (B)(C)	2,000,000	1,729,200
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/25 (B)(D)	33,573,000	12,254,145
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/24 (B)(D)	25,988,000	19,231,120
Nelder Grove CLO, Ser 2014-1A, Cl D1
5.349%, 08/28/26 (B)(C)	4,050,000	3,948,750
Nelder Grove CLO, Ser 2014-1A, Cl E
7.579%, 08/28/26 (B)(C)	9,000,000	7,650,000
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/24 (B)(D)	4,274,000	1,367,680
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
0.000%, 10/15/25 (B)(D)	18,151,850	10,074,277
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/26 (B)(D)	1,995,000	852,783
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
0.000%, 04/15/26 (B)(D)	29,925,000	15,785,438
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SFN
0.000%, 08/04/25 (B)(D)	341,579	173,054
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
0.000%, 08/04/25 (B)(D)	5,900,000	3,186,000
Neuberger Berman CLO XXII, Ser 2016-22A, Cl E
7.667%, 10/17/27 (B)(C)	3,000,000	2,832,300
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/27 (B)(D)	266,250	21,869,775
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.000%, 10/17/27 (B)(D)	8,182	695,496
Newfleet CLO, Ser 2016-1A, Cl E
9.350%, 04/20/28 (B)(C)	10,000,000	10,000,000
Newfleet CLO, Ser 2016-1A, Cl X
1.600%, 04/20/28 (B)(C)	500,000	500,000
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.815%, 07/25/25 (B)(C)	15,000,000	12,637,500
NewStar Clarendon Fund CLO, Ser 2014-1A, Cl E
6.765%, 01/25/27 (B)(C)	23,726,000	19,719,153
Newstar Commercial Loan Funding, Ser 2015-1A, Cl D
6.196%, 01/20/27 (B)(C)	3,625,000	3,452,813
NXT Capital CLO, Ser 2012-1A, Cl E
8.196%, 07/20/22 (B)(C)	10,286,000	10,208,855
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/23 (B)(D)	18,445,000	9,222,500
OFSI Fund VI, Ser 2014-6A, Cl C
4.330%, 03/20/25 (B)(C)	5,250,000	4,681,425
Red River CLO, Ser 2006-1A, Cl D
2.407%, 07/27/18 (B)(C)	3,900,000	3,880,500
Saranac CLO II, Ser 2014-2A, Cl E
5.961%, 02/20/25 (B)(C)	6,667,000	5,100,255
Shackleton CLO, Ser 2014-6A, Cl E
5.679%, 07/17/26 (B)(C)	9,000,000	7,071,300
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/26 (B)(D)	23,850,000	10,494,000
Shackleton I CLO, Ser 2012-1A, Cl INC
0.000%, 08/14/23 (B)(D)	23,500,000	9,635,000
TIAA Churchill Middle Market CLO I, Ser 2016-1A, Cl E
8.801%, 10/18/28 (B)(C)	5,500,000	5,115,000
TICP CLO III, Ser 2014-3A, Cl SUB
0.000%, 01/20/27 (B)(D)	7,000,000	3,640,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2016

Description	Par Value/Shares	Fair Value
Tricadia CDO, Ser 2006-6X, Cl B2L
6.278%, 11/05/41 (C)	$4,005,978	$5,688,488
Trinitas CLO, Ser 2014-2A, Cl D
4.480%, 07/15/26 (B)(C)	15,054,000	12,795,900
Trinitas CLO I, Ser 2014-1A, Cl C
3.480%, 04/15/26 (B)(C)	2,500,000	2,387,500
Trinitas CLO I, Ser 2014-1A, Cl D
4.280%, 04/15/26 (B)(C)	4,000,000	3,540,000
Trinitas CLO V, Ser 2016-5A, Cl D
5.144%, 10/25/28 (B)(C)	8,500,000	8,117,500
Trinitas CLO V, Ser 2016-5A, Cl E
8.134%, 10/25/28 (B)(C)	6,000,000	5,415,000
Valhalla CLO, Ser 2004-1A, Cl EIN
0.000%, 08/01/16 (B)(D)	6,500,000	1,300,000
Venture CDO, Ser 2012-11AR, Cl FR
8.567%, 11/14/22 (B)(C)	11,000,000	10,100,640
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/22 (B)(D)	12,312,000	6,402,240
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.000%, 08/28/25 (B)(D)	1,338,889	615,112
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/28/25 (B)(D)	21,930,000	10,745,700
Venture XV CLO, Ser 2013-15A, Cl SUB
0.000%, 07/15/25 (B)(D)	20,003,000	10,901,635
Venture XXII CLO, Ser 2016-22A, Cl F
8.530%, 01/15/28 (B)(C)	5,700,000	5,016,000
Venture XXII CLO, Ser 2016-22A, Cl SUB
0.000%, 01/15/28 (B)(D)	152,060	12,849,070
Venture XXIV CLO, Ser 2016-24A, Cl E
7.570%, 10/20/28 (B)(C)	5,000,000	4,500,000
Venture XXIV CLO, Ser 2016-24A, Cl SUB
0.000%, 10/20/28 (B)(D)	275,600	25,107,160
Venture XXV CLO
0.000%, (D)	136,500	13,650,000
Zohar CDO, Ser 2007-3A, Cl A2
1.407%, 04/15/19 (B)(C)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
1.607%, 04/15/19 (B)(C)	56,000,000	14,560,000

		1,243,991,907

UNITED STATES — 6.4%
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
5.130%, 10/15/23 (B)(C)	22,500,000	22,078,125
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.907%, 04/28/26 (B)(C)	13,000,000	11,680,500
Ivy Hill IV
0.000%, 07/03/21 (D)(E)	85,000,000	68,850,000

		102,608,625

Total Asset-Backed Securities (Cost $1,477,120,148)		1,467,801,952

REGISTERED INVESTMENT COMPANY (F) — 0.7%

UNITED STATES — 0.7%
Ares Dynamic Credit Allocation Fund	760,005	11,286,074

Total Registered Investment Company (Cost $10,943,410)		11,286,074

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2016

Description	Shares	Fair Value

CASH EQUIVALENT (G)(H) — 6.9%

UNITED STATES — 6.9%
SEI Daily Income Trust Government Fund, Cl A 0.240%	110,347,955	$110,347,955

Total Cash Equivalent (Cost $110,347,955)		110,347,955

Total Investments — 99.3% (Cost $1,598,411,513) (I)		$1,589,435,981

Percentages based on Limited Partners’ Capital of $1,601,273,580.

Transactions with affiliated funds during the period ended September 30, 2016 are as follows:

	Value of Shares Held as of 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Value of Shares Held as of 9/30/2016	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$17,291,790	$218,650,454	$235,942,244	$—	$—	$57,936
SEI Daily Income Trust Government Fund, Cl A	—	311,061,096	200,713,141	—	110,347,955	44,014

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of September 30, 2016 was $1,467,801,952 and represented 91.7% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2016, the market value of Rule 144A positions amounted to $1,223,926,208 or 76.4% of Limited Partners’ Capital.
(C)	Variable rate security. The rate reported is the rate in effect as of September 30, 2016.
(D)	Represents equity / residual tranche.
(E)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2016 was $68,850,000 and represented 4.3% of Limited Partners’ Capital.
(F)	Closed-End Fund traded on exchange.
(G)	Rate shown is the 7-day effective yield as of September 30, 2016.
(H)	Investment in affiliated security.
(I)	The aggregate cost of investments for tax purposes was $1,598,411,513. Net unrealized depreciation on investments for tax purposes was $(8,975,532) consisting of $155,190,157 gross unrealized appreciation and $164,165,689 of gross unrealized depreciation.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,467,801,952	$1,467,801,952
Registered Investment Company	11,286,074	—	—	11,286,074
Cash Equivalent	110,347,955	—	—	110,347,955

Total Investments in Securities	$121,634,029	$—	$1,467,801,952	$1,589,435,981

(1)	Of the $1,467,801,952 in Level 3 securities as of September 30, 2016, $1,398,951,952 were valued via dealer quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2016

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2016	$1,292,777,631
Accrued discounts/premiums	8,502,844
Realized gain/(loss)	18,898,580
Change in unrealized appreciation/(depreciation)	179,959,259
Proceeds from Sales	(365,228,150)
Purchases	332,891,788

Ending balance as of September 30, 2016	$1,467,801,952

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$183,038,869

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 29, 2016

By (Signature and Title)	/s/ Jim Hoffmayer
Jim Hoffmayer, Treasurer

Date: November 29, 2016